Liquidity and Going Concern considerations	6 Months Ended
Jun. 30, 2017
Liquidity and Going Concern considerations [Abstract]
Liquidity and Going Concern considerations
3. Liquidity and Going Concern considerations:
As at June 30, 2017, the Company had cash and cash equivalents of $941,623, current and non-current restricted cash of $36,758 and negative working capital of $2.7 billion (working capital is defined as current assets minus current liabilities, including the classification as current liabilities of the long-term debt subject to compromise discussed below). The Company's liquidity fluctuates depending on a number of factors, including, among others, revenue efficiency, collection of accounts receivable, debt and interest repayments, as well as payments for operating and general administrative expenses.
In October 2017 and as discussed in Note 9, the 6.50% Senior Secured Notes (the "Drill Rigs Senior Notes") are due and payable, with an outstanding balance amounting to $459,723, as of June 30, 2017.
The prolonged market downturn in offshore drilling industry and the continued depressed outlook, have led to materially lower levels of investing in for offshore exploration and development by the current and potential customers on a global basis, while at the same time supply of available high specification drilling units has increased, which in turn has affected the Company with the early termination of five drilling contracts during the year ended December 31, 2016 and one drilling contract during the six-month period ended June 30, 2017.  It also led to the stacking of six drilling units of the Company's fleet as of the date of this report.
Considering all the above, the Company does not believe that cash on hand, following the repayment of the Drill Rigs Senior Notes due in October 2017 and cash generated from operations, would be sufficient to meet the maximum leverage ratio covenant requirement for the Term Loan B facilities. In addition, the current market conditions would not allow the Company to improve its liquidity position through the sale of any of its drilling units, access to equity offerings, debt refinancing or a combination thereof and as a result, together with its financial and legal advisors and key stakeholders began to consider a restructuring plan to address liquidity and comprehensive balance sheet deleveraging to be sustainable in the longer term.
As a result, Ocean Rig UDW Inc. (in provisional liquidation) and its subsidiaries Drill Rigs Holdings Inc. (in provisional liquidation) (“DRH”), Drillships Financing Holding Inc. (in provisional liquidation) (“DFH”) and Drillships Ocean Ventures Inc. (in provisional liquidation) (“DOV”) (collectively, the “Scheme Companies”) entered into a Restructuring Support Agreement (the “RSA”) with creditors representing over 72% of the Company's outstanding consolidated indebtedness for a financial restructuring (the “Restructuring”) which became effective on March 23, 2017, and requires the Scheme Companies to apply to the Grand Court of the Cayman Islands before or as soon as practicable after, May 8, 2017, for permission to convene a meeting of creditors to vote on the Schemes. Pursuant to the RSA, the Company will not make any further payments of any kind on or relating to our existing financial indebtedness.

On March 27, 2017, the Grand Court of the Cayman Islands, appointed Joint Provisional Liquidators (“JPLs”). By virtue of the appointment of the JPLs, provisional liquidation proceedings were commenced in the Cayman Islands (the “Provisional Liquidation Proceedings”) and the Scheme Companies are beneficiaries of a moratorium in the Cayman Islands. In addition, on March 27, 2017, the JPLs commenced Chapter 15 proceedings for the Scheme Companies under the U.S. Bankruptcy Code in the U.S. Bankruptcy Court for the Southern District of New York. Under these proceedings, the Scheme Companies are seeking recognition in the United States of the Provisional Liquidation Proceedings in the Cayman Islands as foreign main proceedings under the U.S. Bankruptcy Code. Recognition of the Provisional Liquidation Proceedings as foreign main proceedings will result, inter alia, in the imposition of a stay of virtually all actions against the Scheme Companies and their property within the territorial jurisdiction of the United States for the duration of the Chapter 15 proceedings.

On April 10, 2017, the Company received a notification from the Nasdaq Stock Market indicating that because the closing bid price of the Company's common stock for 30 consecutive business days, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Global Select Market, the Company is not in compliance with the minimum bid requirement of the Nasdaq Listing Rules. Pursuant to the Nasdaq Listing Rules, the applicable grace period to regain compliance is 180 days, or until October 3, 2017.

On May 8, 2017, the deadline under the RSA for completion of the financial restructuring by way of schemes of arrangement under section 86 of the Companies law (2016 Revision) of the Cayman Islands was automatically extended to October 31, 2017.

On June 12, 2017, the Company announced a conditional exception from the NASDAQ delisting notice sent to the Company on March 30, 2017. This exception allows the Company's common stock to continue to trade on NASDAQ as the Company continues to implement a restructuring under its previously announced schemes of arrangement in the Cayman Islands. The Company must meet several requirements in order to satisfy the terms of the exception, including the consummation of the Company's restructuring becoming effective on or before September 25, 2017.

On June 19, 2017, the Company announced the decision by Highland Capital Management LP not to pursue objections to recognition of Cayman proceedings under Chapter 15 by the U.S bankruptcy court. The Company also announced that creditors holding in excess of 90% of the affected claims of each Scheme Company have signed or acceded to the RSA and support the Schemes. Of the approximately $3.7 billion of affected debt under the UDW Scheme, as of June 19, 2017 creditors holding no less than 94.42% of such debt have signed or acceded to the RSA and support the restructuring. Of the approximately $1.9 billion of affected debt under the DFH Scheme, as of June 19, 2017 creditors holding no less than 98.87% of such debt have signed or acceded to the RSA and support the restructuring. Of the approximately $1.3 billion of affected debt under the DOV Scheme, as of June 19, 2017 creditors holding no less than 97.07% of such debt have signed or acceded to the RSA and support the restructuring. Of the approximately $460 million of affected debt under the DRH scheme, as of June 19, 2017, creditors holding no less than 92.43% of such debt have signed or acceded to the RSA.

The Directions Hearing relating to the Company's restructuring was held on July 11, 12 and 13, 2017.

On July 21, 2017, the Grand Court of the Cayman Islands directed that four separate meetings (the "Scheme Meetings") be convened of certain creditors of DFH, UDW, DRH and DOV (each in provisional liquidation) for the purpose of considering and, if thought fit, approving (with or without modification) a scheme of arrangement (together the "Schemes") in respect of each Company pursuant to section 86 of the Companies Law of the Cayman Islands proposed to be made between each of the Companies and their respective Scheme Creditors.

On August 11, 2017, the Scheme Meetings of the Scheme Creditors of each of DFH, UDW, DRH and DOV (each in provisional liquidation) were held for the purpose of approving the schemes of arrangement proposed in respect of each of the Scheme Companies under Section 86 of the Companies Law 2016 Revision. The Scheme Companies announced that the resolutions at each of the Scheme Meetings were approved by the relevant majorities of Scheme Creditors being a majority in number representing at least 75% in value of those present and voting.

In particular: (a) UDW Scheme: The UDW Scheme was approved at the UDW Scheme Meeting of UDW Scheme Creditors by 97.91% in value of those voting, (b) DFH Scheme: The DFH Scheme was approved at the DFH Scheme Meeting of DFH Scheme Creditors by 100% in value of those voting, (c) DOV Scheme: The DOV Scheme was approved at the DOV Scheme Meeting of DOV Scheme Creditors by 100% in value of those voting, (d) DRH Scheme: The DRH Scheme was approved at the DRH Scheme Meeting of DRH Scheme Creditors by 100% in value of those voting.

On August 25, 2017, the U.S. Bankruptcy Court issued a memorandum opinion and an order granting recognition of the provisional liquidation and scheme of arrangement proceedings of the Company and its subsidiaries, DRH, DFH, and DOV (each in provisional liquidation) pending in the Grand Court of the Cayman Islands as foreign main proceedings, and of the JPLs as the foreign representatives of the Scheme Companies in the United States. If the Schemes are approved by the Cayman Court, the U.S. Bankruptcy Court will conduct a hearing on September 20, 2017, to consider the entry of an order giving full force and effect to the Schemes in the United States.

If the Schemes are sanctioned, the Scheme Companies will be substantially deleveraged through an exchange of approximately $3.7 billion principal amount of debt for (i) new equity of the Company, (ii) approximately $288 million of cash, and (iii) $450 million of new secured debt. Such outstanding balances were classified under current liabilities as of June 30, 2017, due to the aforementioned proceedings under Chapter 15 of the Bankruptcy Code, which constitute an immediate event of default under the Secured Term Loan B Facilities and the Notes (Note 9). The sanction hearing for each of the Schemes by the Grand Court of Cayman was heard on September 4, 2017 (through to September 6, 2017). If the Schemes are approved by the Cayman Court, it is anticipated that the Restructuring Effective Date will occur towards the end of September 2017. If the sanction hearing by the Grand Court of Cayman, does not result in completion of the restructuring with a consensual solution among all stakeholders, the Company may be forced to seek other reorganization solutions or pursue other restructuring options. As there can be no assurance that a successful restructuring plan will be concluded, there exists substantial doubt about the Company's ability to continue as a going concern over the twelve months following the date of the issuance of these interim condensed consolidated financial statements.
The interim condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, the condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.